Right of use assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Closing Balances of Right of Use Assets and Depreciation and Amortization Expenses

Closing balances of right of use assets as of 1 January and 31 December 2018 and depreciation and amortization expenses for the years ended 31 December 2018 is stated as below:

	Tangible					Intangible
	Site Rent	Building	Network equipment	Other	Total	Right of way	License	Total	Total
Balance at 1 January	1,077,517	146,826	226,243	115,652	1,566,238	12,321	—	12,321	1,578,559
Depreciation and amortization charge for the year	(451,850)	(43,563)	(181,741)	(81,325)	(758,479)	(6,458)	(48,273)	(54,731)	(813,210)
Balance at 31 December	1,021,638	135,158	50,538	109,883	1,317,217	8,643	323,742	332,385	1,649,602